Consolidated Balance Sheets (Parenthetical) - shares	Mar. 31, 2016	Mar. 31, 2015
Common Stock, Shares Authorized
Common Stock, Shares, Issued	72,193,209	63,104,788
Common Stock, Shares, Outstanding	72,193,209	63,104,788